Right-of-use assets and liability related to right-of-use of assets - Additional Information (Detail) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Statement [line items]
Right of use assets	$ 113,568,320	$ 6,723	$ 121,874,096	$ 90,372,393
Lease liabilities	125,169,156		134,148,811
Non cash acquisitions of leases	3,111,591		4,862,627
Related Party [Member]
Statement [line items]
Right of use assets	59,820,924		64,582,841
Lease liabilities	$ 61,881,679		$ 65,686,036